Accounts receivable and accrued revenues (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Accounts receivable and accrued revenues [Abstract]
Accounts receivable and accrued revenues	$ 50,437	$ 30,361